Related party transactions	12 Months Ended
Dec. 31, 2014
Related party transactions
Related party transactions

25.  Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2014:

Name of related parties	Relationship with the Group

Tencent and its subsidiaries (“Tencent Group”)	Tencent is a shareholder of the Group
Shanghai Icson and its subsidiaries (“Shanghai Icson Group”)	An investee of the Group
Hangzhou Gubei Electronic Technology Co., Ltd. (“Hangzhou Gubei”)	An investee of the Group
PICOOC Technology Ltd. (“PICOOC”)	An investee of the Group
Jiangsu Suqian Network Co., Ltd.	Controlled by an individual related to the Founder
Beijing Haoyaoshi Medicine Co., Ltd.(“Haoyaoshi”)	An investee of the Group, and the Group disposed the equity investment in August 2013

(a)The Group entered into the following transactions with related parties:

	For the year ended December 31,
Transactions	2012	2013	2014
	RMB	RMB	RMB
Revenues:
Service and sales of goods to Shanghai Icson Group	—	—	164,811
Commission service revenue from cooperation on advertising business with Tencent Group	—	—	95,287
Online marketplace service provided to Haoyaoshi*	8,391	8,297	—
Online marketplace services provided to Tencent Group	—	—	272
Cost and expenses:
Service and purchases from Shanghai Icson Group	—	—	103,976
Purchase of advertising resources from Tencent Group	—	—	88,076
Purchase of goods from PICOOC	—	—	12,383
Purchase of goods from Hangzhou Gubei	—	—	2,178
Others:
Loan repayment from Jiangsu Suqian Network Co., Ltd.	1,500	—	—

(b)  The Group had the following balances with related parties:

	As of December 31,
	2013	2014
	RMB	RMB

Due from Shanghai Icson Group	—	237,365
Due from Tencent Group	—	174,949
Total	—	412,314

Due to Tencent Group	—	(321,066)
Due to PICOOC for purchase of goods	—	(3,254)
Due to Hangzhou Gubei for purchase of goods	—	(799)
Total	—	(325,119)

* Haoyaoshi is a merchant of the Company’s online marketplace. The Company provided related services to Haoyaoshi, and collected the payments from customers on behalf of Haoyaoshi.